Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Other income.
Insurance claims	$ 6,861		$ 14,987	$ 3,607
Other income	11,648		1,425	3,429
Total other income	18,509	[1]	$ 16,412	7,036
One off claim, insurance income	$ 8,700			$ 0

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).